Stock Option and Incentive Plan (Restricted Stock) (Narrative) (Details) (USD $)	12 Months Ended				12 Months Ended			12 Months Ended							0 Months Ended		12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2014	Dec. 31, 2013 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2013 LTIP Units [Member]	Dec. 31, 2012 LTIP Units [Member]	Dec. 31, 2011 LTIP Units [Member]	Dec. 31, 2012 OPP Units Two Thousand And Eight [Member] Y	Dec. 31, 2013 LTIPs And Restricted Stock [Member] VestingInstallments	Dec. 31, 2013 LTIPs, OPP and MYLTIP Awards [Member]	Dec. 31, 2012 OPP Units 2012 [Member]	Jan. 28, 2013 MYLTIP 2013 [Member] Y	Dec. 31, 2013 MYLTIP 2013 [Member]	Dec. 31, 2013 Non Qualified Stock Options [Member]	Dec. 31, 2012 Non Qualified Stock Options [Member]	Dec. 31, 2011 Non Qualified Stock Options [Member]	Jan. 31, 2014 OPP Units 2011 [Member]	Dec. 31, 2011 OPP Units 2011 [Member]	Dec. 31, 2013 Unvested 2011 and 2012 OPP Units [Member]	Dec. 31, 2013 Non-Qualified Employee Stock Purchase Plan [Member] D	Dec. 31, 2012 Non-Qualified Employee Stock Purchase Plan [Member]	Dec. 31, 2011 Non-Qualified Employee Stock Purchase Plan [Member]	Dec. 31, 2013 Board of Directors Chairman [Member]	Dec. 31, 2013 Executive Vice President [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued	153,062,001	151,680,109			36,730	20,756	19,030
LTIP units issued (in shares)				109,718				184,733	174,650	190,067
Non-qualified stock options issued (in shares)																	252,220	186,007	146,844
2012 OPP units issued (in shares)														400,000							400,000
MYLTIP units issued																318,926
Employee and director payment per share (in dollars per share)					$ 0.01								$ 0.25							$ 0.25
Vesting annual installments												4
Stock-based compensation associated with restricted stock, non-qualified options, LTIP Units, 2008 OPP Units, 2011 OPP Units, and 2012 OPP Units	$ 43,900,000	$ 28,300,000	$ 28,300,000																							$ 21,500,000	$ 2,700,000
Compensation Expense associated with Transition Agreement																										13,800,000
TRS measurement (in years)											3				3
Accelerated Compensation Expenses Related To 2008 Opp Units			4,300,000
Unrecognized compensation expenses												17,600,000										11,100,000
Weighted-average period (years)																						2 years 8 months 12 days
Value of shares of common stock	1,530,000	1,516,000			3,900,000	2,200,000	1,800,000
Employee's weighted average cost per share (in dollars per share)					$ 105.30	$ 107.31	$ 93.40
Value of LTIP units issued								17,800,000	17,300,000	16,500,000
Per unit fair value weighted-average (in dollars per share)								$ 96.13	$ 98.83	$ 86.74
Expected life assumed to calculate per unit fair value per LTIP unit (years)								5 years 8 months 12 days	5 years 9 months 19 days	5 years 9 months 19 days							6 years 0 months 0 days	5 years 4 months 24 days	6 years 0 months 0 days
Risk-free rate								1.03%	0.94%	2.22%							1.11%	0.92%	2.37%
Expected price volatility								26.00%	29.10%	30.00%							26.00%	28.40%	35.00%
Expected dividend rate																	3.00%	2.90%	3.00%
Weighted-average grant date fair value (in dollars per share)	$ 104.50	$ 107.23	$ 92.71														$ 18.46	$ 19.50	$ 24.67
Weighted-average exercise price (in dollars per share)																	$ 105.10	$ 107.23	$ 92.71
Exercisable, Weighted Average Exercise Price		$ 98.92	$ 54.32
Maximum Common Stock available for issuance																							250,000
Employee Common Stock options, percent of average closing price																							85.00%
Number Of Days Used In Calculation, Average Closing Prices Of Common Stock																							10
Shares issued																							6,442	7,406	6,356
Shares issued, weighted-average purchase price per share																							$ 89.65	$ 86.52	$ 80.13
Number Exercisable at 12/31/2010		91,496	13,633
Total intrinsic value of the outstanding and exercisable stock options	$ 800,000